COST REDUCTION ACTIONS - Restructuring Charges and Payments (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 28, 2019	Sep. 28, 2019	Jun. 29, 2019	Mar. 30, 2019	Dec. 29, 2018	Sep. 29, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 28, 2019	Dec. 29, 2018	Dec. 30, 2017
Cost Reduction Actions
Beginning Balance				$ 40.7				$ 0.0	$ 40.7	$ 0.0
Charges, Net of Reversals									51.1	59.4
Cash payments									(57.1)	(9.8)
Non-cash Impairment									(4.9)	(7.6)
Foreign Currency Translation									(1.1)	(1.3)
Ending Balance	$ 28.7				$ 40.7				28.7	40.7	$ 0.0
Severance and related costs
Cost Reduction Actions
Charges, Net of Reversals	25.5	$ 3.3	$ 6.1	10.4	7.0	$ (7.1)	$ 58.8	4.3	45.3	63.0	31.2
2015/2016 Actions
Cost Reduction Actions
Charges, Net of Reversals										14.3
2018/2019 Actions | Severance and related costs
Cost Reduction Actions
Beginning Balance				$ 40.7				0.0	40.7	0.0
Charges, Net of Reversals									24.0	51.8
Cash payments									(57.1)	(9.8)
Foreign Currency Translation									(1.1)	(1.3)
Ending Balance	6.5				$ 40.7				6.5	40.7	0.0
2018/2019 Actions | Lease cancellation costs
Cost Reduction Actions
Charges, Net of Reversals									0.3
Ending Balance	0.3								0.3
2018/2019 Actions | Asset impairment charges
Cost Reduction Actions
Beginning Balance								$ 0.0		0.0
Charges, Net of Reversals									1.6	7.6
Non-cash Impairment									(1.6)	$ (7.6)
Ending Balance											$ 0.0
2019/2020 Actions | Severance and related costs
Cost Reduction Actions
Charges, Net of Reversals									21.9
Ending Balance	$ 21.9								21.9
2019/2020 Actions | Asset impairment charges
Cost Reduction Actions
Charges, Net of Reversals									3.3
Non-cash Impairment									$ (3.3)